Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 603,169,000.00
Total Fee Amount	83,297.64
Total Offset Amount	0.00
Net Fee	$ 83,297.64
Offering Table N/A
Offset Table N/A	N/A